Label	Element	Value
Needham Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Needham Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Needham Growth Fund (the “Growth Fund”) seeks long-term, tax-efficient capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Growth Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Growth Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Growth Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Growth Fund’s performance. During the fiscal year ended December 31, 2022, the Growth Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Growth Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions have been reinvested, and that the Growth Fund’s operating expenses remain the same (after giving effect to the fee waiver and expense reimbursement arrangement in year one only).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal conditions, the Growth Fund invests at least 65% of its total assets in the equity securities (principally, common stock) of domestic issuers listed on a nationally recognized securities exchange. The Growth Fund considers domestic issuers of equity securities to be companies located, organized, or with a majority of assets or business in the United States. The Growth Fund may, but is not required to, invest in the securities of companies of any market capitalization and from a variety of industries included in the technology, healthcare, energy and industrials, specialty retailing, media/leisure/cable/entertainment and business and consumer services sectors. These are some of the sectors within the economy which the Adviser believes will have significant long-term growth rates and often include the stocks of rapidly growing companies with a variety of market capitalizations. Although the Growth Fund’s investments have typically been most heavily weighted in the information technology and healthcare sectors, the allocation of the Growth Fund’s assets among the various sectors may change at any time. The Growth Fund may engage in short sales. The Growth Fund may make a profit or loss depending upon whether the market price of the security sold short decreases or increases between the date of the short sale and the date on which the Growth Fund replaces the borrowed security.It is the policy of the Growth Fund generally to not engage in trading for short-term gains, and the Adviser employs other measures to maximize tax efficiency to the extent consistent with the Growth Fund’s investment strategies, including using: (a) the specific identification method to calculate the tax basis for shares of Growth Fund portfolio holdings to seek to minimize taxable gains or offset other gains; and (b) net short-term capital gains to offset Growth Fund expenses which would otherwise be non-deductible by the Growth Fund. During certain periods, market forces may cause the Adviser, seeking to act in the best interests of the Growth Fund, to manage the Growth Fund in a manner that may not maximize tax efficiency, such as if the Growth Fund experiences extreme inflows and outflows from an unusually high volume of purchase and redemption activity, resulting in high portfolio turnover. The Adviser seeks to balance tax efficiency with the overall best interests of the Growth Fund.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Stock Investing and Market Risks. The Growth Fund invests primarily in equity securities that fluctuate in value. There is no guarantee that the Growth Fund will achieve its investment objective of long-term, tax-efficient capital appreciation. Fund losses may be incurred due to declines in one or more markets in which Fund investments are made. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). In addition, turbulence and reduced liquidity in financial markets may negatively affect many issuers, which could have an adverse effect on your Fund investment. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions or other events could have a significant negative impact on global economic and market conditions. The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, have had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Growth Investing Risks. The Growth Fund invests in stocks believed by the Adviser to have the potential for growth, but that may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such stocks may be more volatile than other stocks because they can be more sensitive to investor perceptions of the issuing company’s growth potential.

Small Company Investment Risks. The Growth Fund often invests in smaller companies that may have limited product lines, markets or financial resources. These smaller companies may trade at a lower volume than more widely held securities and may fluctuate in value more sharply than those of other securities.

Focus Risks. Although the Growth Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), the Growth Fund may invest its assets in a smaller number of issuers than other, more diversified, funds. The Growth Fund’s net asset value (“NAV”) may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Growth Fund’s investments consisted of securities issued by a larger number of issuers.
Market Capitalization Risks. To the extent the Growth Fund emphasizes stocks of small, mid or large cap companies, it will assume the associated risks. At any given time, any of these market capitalizations may be out of favor with investors. Larger companies may be less responsive to changes and opportunities affecting their business than are small and mid cap companies, though small and mid cap companies tend to have less established operating histories, less predictable earnings and revenues (some companies may be experiencing significant losses), and more volatile share prices than those of larger companies.

Sector Risks. Business and economic developments affecting a market sector, such as technology or healthcare companies, or a portion of a market sector in which the Growth Fund invests a significant portion of its assets would likely have a greater effect on the Growth Fund than those same developments would have on a fund invested in a wider spectrum of market sectors.

Companies in the technology sector or portions of the technology sector such as semiconductors and/or semiconductor equipment generally operate in intensely competitive markets. This level of competition can put pressure on the prices of their products and services, which could adversely affect their profitability. Also, because technological development in many areas increases at a rapid rate, these companies often produce products with very short life cycles and face the risk of product obsolescence. Other risks of investments in technology companies, including semiconductor and semiconductor equipment companies, include worldwide competition, changes in consumer preferences, problems with product compatibility, the effects of economic slowdowns, and changes in government regulation.

The value of equity securities of healthcare companies may fluctuate because of changes in the regulatory and competitive environment in which they operate. Many healthcare companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. Failure to obtain regulatory approvals or changes in governmental policies regarding funding or subsidies may also adversely affect the value of the equity securities of healthcare companies. Healthcare companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Furthermore, these companies may be adversely affected by product liability-related lawsuits. The securities of companies in these sectors may experience more price volatility than securities of companies in other sectors.
Short Sales Risks. Short sales present the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Growth Fund must purchase the security to return it to the lender. The Growth Fund may not be able to close a short position at a favorable price or time and the loss of value on a short sale is potentially unlimited.
Tax-Efficiency Management Risks. Because the Adviser balances investment considerations and tax-efficiency considerations, the pretax performance of the Growth Fund may be lower than the performance of similar funds that are not managed for tax-efficiency. Even though tax-efficient strategies are being used, they may not
		actually reduce the amount of taxable income and capital gains distributed by the Growth Fund to shareholders. For example, at times a high percentage of the Growth Fund’s net asset value may consist of unrealized capital gains, which represent a potential future tax liability to shareholders, or during certain periods market forces may cause the Adviser, seeking to act in the best interests of the Growth Fund, to manage the Growth Fund in a manner that may not maximize tax efficiency. Loss of money is a risk of investing in the Growth Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Growth Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information in the bar chart and table that follows provides some indication of the risks of investing in the Growth Fund by showing changes in the performance of the Growth Fund’s Retail Class shares from year to year and by showing how the Growth Fund’s average annual returns for 1, 5 and 10 years and for the life of the Growth Fund compare to those of broad measures of market performance. The Growth Fund’s past performance (before and after taxes) is not necessarily an indication of how the Growth Fund will perform in the future. Updated performance information is available on the Growth Fund’s website at www.needhamfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table that follows provides some indication of the risks of investing in the Growth Fund by showing changes in the performance of the Growth Fund’s Retail Class shares from year to year and by showing how the Growth Fund’s average annual returns for 1, 5 and 10 years and for the life of the Growth Fund compare to those of broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.needhamfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Growth Fund’s past performance (before and after taxes) is not necessarily an indication of how the Growth Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31 – Retail Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown in the above chart, the highest quarterly return was 30.69% (for the quarter ended June 30, 2020) and the lowest quarterly return was -22.34% (for the quarter ended June 30, 2022).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.34%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2022
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Comparative indices reflect no deductions for fees, expenses, or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not include the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to investors who are tax-exempt.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Retail Class shares. After-tax returns for Institutional Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return after taxes on distributions and redemption of Fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a redemption of the Fund’s shares at the end of the period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The following table shows the average annual returns of the Growth Fund’s shares, and the change in value of certain broad-based market indices over various periods ended December 31, 2022. The index information is intended to permit you to compare the Growth Fund’s performance to several broad measures of market performance.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not include the impact of state and local taxes.
Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to investors who are tax-exempt. After-tax returns are shown only for Retail Class shares. After-tax
		returns for Institutional Class shares will vary. Return after taxes on distributions and redemption of Fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a redemption of the Fund’s shares at the end of the period.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2022. All rights in the Russell 2000® Index (the “Index”) vest in the relevant LSE Group company which owns the Index. The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. Neither the LSE Group nor its licensors accept any liability for any errors or omissions in the Index; no party may rely on the Index returns shown; and the LSE Group makes no claim, prediction, warranty or representation about the Needham Growth Fund or the suitability of the Index with respect to the Needham Growth Fund. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group is not connected to the Needham Growth Fund and does not promote, sponsor or endorse the Needham Growth Fund or the content of this prospectus.
Needham Growth Fund | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NEEGX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividends on Short Positions and Interest Expense	rr_Component1OtherExpensesOverAssets	none	[1]
All Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.36%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.36%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.86%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 189
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	585
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,006
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,180
Annual Return 2013	rr_AnnualReturn2013	34.68%
Annual Return 2014	rr_AnnualReturn2014	8.98%
Annual Return 2015	rr_AnnualReturn2015	(5.07%)
Annual Return 2016	rr_AnnualReturn2016	10.57%
Annual Return 2017	rr_AnnualReturn2017	8.32%
Annual Return 2018	rr_AnnualReturn2018	(10.26%)
Annual Return 2019	rr_AnnualReturn2019	42.31%
Annual Return 2020	rr_AnnualReturn2020	41.59%
Annual Return 2021	rr_AnnualReturn2021	27.68%
Annual Return 2022	rr_AnnualReturn2022	(33.66%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(33.66%)
5 Years	rr_AverageAnnualReturnYear05	8.90%
10 Years	rr_AverageAnnualReturnYear10	9.84%
Since Inception	rr_AverageAnnualReturnSinceInception	11.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 1996
Needham Growth Fund | Retail Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(33.93%)
5 Years	rr_AverageAnnualReturnYear05	6.86%
10 Years	rr_AverageAnnualReturnYear10	8.13%
Since Inception	rr_AverageAnnualReturnSinceInception	10.51%
Needham Growth Fund | Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Redemption
1 Year	rr_AverageAnnualReturnYear01	(19.72%)
5 Years	rr_AverageAnnualReturnYear05	6.86%
10 Years	rr_AverageAnnualReturnYear10	7.80%
Since Inception	rr_AverageAnnualReturnSinceInception	10.18%
Needham Growth Fund | Retail Class | S&P 500® Index
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® Index*	[3]
1 Year	rr_AverageAnnualReturnYear01	(18.11%)	[3]
5 Years	rr_AverageAnnualReturnYear05	9.42%	[3]
10 Years	rr_AverageAnnualReturnYear10	12.56%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	9.03%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 1996	[3]
Needham Growth Fund | Retail Class | S&P MidCap 400® Index
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P MidCap 400® Index*	[3]
1 Year	rr_AverageAnnualReturnYear01	(13.06%)	[3]
5 Years	rr_AverageAnnualReturnYear05	6.71%	[3]
10 Years	rr_AverageAnnualReturnYear10	10.78%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	10.89%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 1996	[3]
Needham Growth Fund | Retail Class | Russell 2000® Index
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index*	[3]
1 Year	rr_AverageAnnualReturnYear01	(20.44%)	[3]
5 Years	rr_AverageAnnualReturnYear05	4.13%	[3]
10 Years	rr_AverageAnnualReturnYear10	9.01%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	7.99%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 1996	[3]
Needham Growth Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NEEIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividends on Short Positions and Interest Expense	rr_Component1OtherExpensesOverAssets	none	[1]
All Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.34%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.59%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 144
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	484
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	849
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,874
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(33.34%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
Since Inception	rr_AverageAnnualReturnSinceInception	9.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2016
Needham Growth Fund | Institutional Class | S&P 500® Index
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® Index*	[3]
1 Year	rr_AverageAnnualReturnYear01	(18.11%)	[3]
5 Years	rr_AverageAnnualReturnYear05	9.42%	[3]
10 Years	rr_AverageAnnualReturnYear10	12.56%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	11.40%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2016	[3]
Needham Growth Fund | Institutional Class | S&P MidCap 400® Index
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P MidCap 400® Index*	[3]
1 Year	rr_AverageAnnualReturnYear01	(13.06%)	[3]
5 Years	rr_AverageAnnualReturnYear05	6.71%	[3]
10 Years	rr_AverageAnnualReturnYear10	10.78%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	8.24%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2016	[3]
Needham Growth Fund | Institutional Class | Russell 2000® Index
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index*	[3]
1 Year	rr_AverageAnnualReturnYear01	(20.44%)	[3]
5 Years	rr_AverageAnnualReturnYear05	4.13%	[3]
10 Years	rr_AverageAnnualReturnYear10	9.01%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.81%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2016	[3]
Needham Aggressive Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Needham Aggressive Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Needham Aggressive Growth Fund (the “Aggressive Growth Fund”) seeks long-term, tax-efficient capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Aggressive Growth Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Aggressive Growth Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Aggressive Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Aggressive Growth Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Aggressive Growth Fund’s performance. During the fiscal year ended December 31, 2022, the Aggressive Growth Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Aggressive Growth Fund incurs from investing in shares of other funds, including money market funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Aggressive Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Aggressive Growth Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions have been reinvested, and that the Aggressive Growth Fund’s operating expenses remain the same (after giving effect to the fee waiver and expense reimbursement arrangement in year one only).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal conditions, the Aggressive Growth Fund invests at least 65% of its total assets in the equity securities (principally, common stock) of domestic issuers listed on a nationally recognized securities exchange. The Aggressive Growth Fund considers domestic issuers of equity securities to be companies located, organized, or with a majority of assets or business in the United States. The Aggressive Growth Fund invests principally in markets and industries with strong growth potential, focusing primarily on the market leaders in these areas as these companies often garner a disproportionate share of the positive financial returns. Although the Aggressive Growth Fund may invest in companies of any size, the Aggressive Growth Fund’s investment strategy may result in a focus on smaller companies. The Aggressive Growth Fund may, but is not required to, invest in stocks from a variety of industries included in the technology, healthcare, energy and industrials, specialty retailing, media/leisure/cable/entertainment and business and consumer services sectors. Although the Aggressive Growth Fund’s investments have typically been most heavily weighted in the information technology and healthcare sectors, the allocation of the Aggressive Growth Fund’s assets among the various sectors may change at any time. The Aggressive Growth Fund may engage in short sales. The Aggressive Growth Fund may make a profit or loss depending upon whether the market price of the security sold short decreases or increases between the date of the short sale and the date on which the Aggressive Growth Fund replaces the borrowed security.

		It is the policy of the Aggressive Growth Fund generally to not engage in trading for short-term gains, and the Adviser employs other measures to maximize tax efficiency to the extent consistent with the Aggressive Growth Fund’s investment strategies, including using: (a) the specific identification method to calculate the tax basis for shares of Aggressive Growth Fund portfolio holdings to seek to minimize taxable gains or offset other gains; and (b) net short-term capital gains to offset Aggressive Growth Fund expenses which would otherwise be non-deductible by the Aggressive Growth Fund. During certain periods, market forces may cause the Adviser, seeking to act in the best interests of the Aggressive Growth Fund, to manage the Aggressive Growth Fund in a manner that may not maximize tax efficiency, such as if the Aggressive Growth Fund experiences extreme inflows and outflows from an unusually high volume of purchase and redemption activity, resulting in high portfolio turnover. The Adviser seeks to balance tax efficiency with the overall best interests of the Aggressive Growth Fund.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Stock Investing and Market Risks. The Aggressive Growth Fund invests primarily in equity securities that fluctuate in value. There is no guarantee that the Aggressive Growth Fund will achieve its investment objective of long-term, tax-efficient capital appreciation. Fund losses may be incurred due to declines in one or more markets in which Fund investments are made. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). In addition, turbulence and reduced liquidity in financial markets may negatively affect many issuers, which could have an adverse effect on your Fund investment. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions or other events could have a significant negative impact on global economic and market conditions. The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, have had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Growth Investing Risks. The Aggressive Growth Fund invests in stocks believed by the Adviser to have the potential for growth, but that may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such stocks may be more volatile than other stocks because they can be more sensitive to investor perceptions of the issuing company’s growth potential.

Small Company Investment Risks. Investments in smaller companies may offer greater opportunities for capital appreciation than larger companies, but may also involve certain special risks. These companies may have limited product lines, limited operating histories, markets or financial resources and may be dependent on small or inexperienced management groups. The trading volume of small company securities (which tends to be lower than that of securities of larger companies) may make such securities more difficult to sell than securities of larger companies, and the lack of an efficient market for small company securities may make them difficult to value. Securities of smaller companies also may fluctuate in value more sharply than those of larger companies.

Focus Risks. Although the Aggressive Growth Fund is classified as “diversified” under the 1940 Act, the Aggressive Growth Fund may invest its assets in a smaller number of issuers than other, more diversified, funds. The Aggressive Growth Fund’s NAV may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Aggressive Growth Fund’s investments consisted of securities issued by a larger number of issuers.

Market Capitalization Risks. To the extent the Aggressive Growth Fund emphasizes stocks of small, mid or large cap companies, it will assume the associated risks. At any given time, any of these market capitalizations may be out of favor with investors. Larger companies may be less responsive to changes and opportunities affecting their business than are small and mid cap companies, though small and mid cap companies tend to have less established operating histories, less predictable earnings and revenues (some companies may be experiencing significant losses), and more volatile share prices than those of larger companies.

Sector Risks. Business and economic developments affecting a market sector, such as technology or healthcare companies, or a portion of a market sector in which the Aggressive Growth Fund invests a significant portion of its assets would likely have a greater effect on the Aggressive Growth Fund than those same developments would have on a fund invested in a wider spectrum of market sectors.

Companies in the technology sector or portions of the technology sector such as semiconductors and/or semiconductor equipment generally operate in intensely competitive markets. This level of competition can put pressure on the prices of their products and services, which could adversely affect their profitability. Also, because technological development in many areas increases at a rapid rate, these companies often produce products with very short life cycles and face the risk of product obsolescence. Other risks of investments in technology companies, including semiconductor and semiconductor equipment companies, include worldwide competition, changes in consumer preferences, problems with product compatibility, the effects of economic slowdowns, and changes in government regulation.

The value of equity securities of healthcare companies may fluctuate because of changes in the regulatory and competitive environment in which they operate. Many healthcare companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. Failure to obtain regulatory approvals or changes in governmental policies regarding funding or subsidies may also adversely affect the value of the equity securities of healthcare companies. Healthcare companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Furthermore, these companies may be adversely affected by product liability-related lawsuits. The securities of companies in these sectors may experience more price volatility than securities of companies in other sectors.
Short Sales Risks. Short sales present the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Aggressive Growth Fund must purchase the security to return it to the lender. The Aggressive Growth Fund may not be able to close a short position at a favorable price or time and the loss of value on a short sale is potentially unlimited.

Tax-Efficiency Management Risks. Because the Adviser balances investment considerations and tax-efficiency considerations, the pretax performance of the Aggressive Growth Fund may be lower than the performance of similar funds that are not managed for tax-efficiency. Even though tax-efficient strategies are being used, they may not actually reduce the amount of taxable income and capital gains distributed by the Aggressive Growth Fund to shareholders. For example, at times a high percentage of the Aggressive Growth Fund’s net asset value may consist of unrealized capital gains, which represent a potential future tax liability to shareholders, or during certain periods market forces may cause the Adviser, seeking to act in the best interests of the Aggressive Growth Fund, to manage the Aggressive Growth Fund in a manner that may not maximize tax efficiency.
		Loss of money is a risk of investing in the Aggressive Growth Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Aggressive Growth Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information in the bar chart and table that follows provides some indication of the risks of investing in the Aggressive Growth Fund by showing changes in the performance of the Aggressive Growth Fund’s Retail Class shares from year to year and by showing how the Aggressive Growth Fund’s average annual returns for 1, 5 and 10 years and for the life of the Aggressive Growth Fund compare to those of broad measures of market performance.

The Aggressive Growth Fund’s past performance (before and after taxes) is not necessarily an indication of how the Aggressive Growth Fund will perform in the future. Updated performance information is available on the Aggressive Growth Fund’s website at www.needhamfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table that follows provides some indication of the risks of investing in the Aggressive Growth Fund by showing changes in the performance of the Aggressive Growth Fund’s Retail Class shares from year to year and by showing how the Aggressive Growth Fund’s average annual returns for 1, 5 and 10 years and for the life of the Aggressive Growth Fund compare to those of broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.needhamfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Aggressive Growth Fund’s past performance (before and after taxes) is not necessarily an indication of how the Aggressive Growth Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31 – Retail Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown in the above chart, the highest quarterly return was 34.85% (for the quarter ended June 30, 2020) and the lowest quarterly return was -19.72% (for the quarter ended June 30, 2022).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.72%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not include the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to investors who are tax-exempt.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Retail Class shares. After-tax returns for Institutional Class shares may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return after taxes on distributions and redemption of Fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a redemption of the Fund's shares at the end of the period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the average annual returns of the Aggressive Growth Fund’s shares and the change in value of certain broad-based market indices over various periods ended December 31, 2022. The index information is intended to permit you to compare the Aggressive Growth Fund’s performance to several broad measures of market performance.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not include the impact of state and local taxes.
		Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to investors who are tax-exempt. After-tax returns are shown only for Retail Class shares. After-tax returns for Institutional Class shares may vary. Return after taxes on distributions and redemption of Fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a redemption of the Fund's shares at the end of the period.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2022. All rights in the Russell 2000® Index and Russell 2000® Growth Index (each, the “Index”) vest in the relevant LSE Group company which owns the Index. The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. Neither the LSE Group nor its licensors accept any liability for any errors or omissions in the Index; no party may rely on the Index returns shown; and the LSE Group makes no claim, prediction, warranty or representation about the Needham Aggressive Growth Fund or the suitability of the Index with respect to the Needham Aggressive Growth Fund. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group is not connected to the Needham Aggressive Growth Fund and does not promote, sponsor or endorse the Needham Aggressive Growth Fund or the content of this prospectus.
Needham Aggressive Growth Fund | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NEAGX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividends on Short Positions and Interest Expense	rr_Component1OtherExpensesOverAssets	none	[4]
All Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses(b)	rr_Component3OtherExpensesOverAssets	0.03%	[5]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.85%
Expense Reimbursement	ck0001002537_ExpenseReimbursement	0.03%	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 191
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	585
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,003
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,172
Annual Return 2013	rr_AnnualReturn2013	36.26%
Annual Return 2014	rr_AnnualReturn2014	7.18%
Annual Return 2015	rr_AnnualReturn2015	(7.09%)
Annual Return 2016	rr_AnnualReturn2016	22.18%
Annual Return 2017	rr_AnnualReturn2017	8.73%
Annual Return 2018	rr_AnnualReturn2018	(15.80%)
Annual Return 2019	rr_AnnualReturn2019	43.93%
Annual Return 2020	rr_AnnualReturn2020	51.39%
Annual Return 2021	rr_AnnualReturn2021	37.54%
Annual Return 2022	rr_AnnualReturn2022	(27.53%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(27.53%)
5 Years	rr_AverageAnnualReturnYear05	12.83%
10 Years	rr_AverageAnnualReturnYear10	12.67%
Since Inception	rr_AverageAnnualReturnSinceInception	10.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 04, 2001
Needham Aggressive Growth Fund | Retail Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(27.53%)
5 Years	rr_AverageAnnualReturnYear05	10.98%
10 Years	rr_AverageAnnualReturnYear10	11.07%
Since Inception	rr_AverageAnnualReturnSinceInception	9.22%
Needham Aggressive Growth Fund | Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Redemption
1 Year	rr_AverageAnnualReturnYear01	(16.30%)
5 Years	rr_AverageAnnualReturnYear05	9.90%
10 Years	rr_AverageAnnualReturnYear10	10.12%
Since Inception	rr_AverageAnnualReturnSinceInception	8.62%
Needham Aggressive Growth Fund | Retail Class | Russell 2000® Index
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index*	[7]
1 Year	rr_AverageAnnualReturnYear01	(20.44%)	[7]
5 Years	rr_AverageAnnualReturnYear05	4.13%	[7]
10 Years	rr_AverageAnnualReturnYear10	9.01%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	7.85%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 04, 2001	[7]
Needham Aggressive Growth Fund | Retail Class | Russell 2000® Growth Index
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 2000® Growth Index*	[7]
1 Year	rr_AverageAnnualReturnYear01	(26.36%)	[7]
5 Years	rr_AverageAnnualReturnYear05	3.51%	[7]
10 Years	rr_AverageAnnualReturnYear10	9.20%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	7.39%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 04, 2001	[7]
Needham Aggressive Growth Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NEAIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividends on Short Positions and Interest Expense	rr_Component1OtherExpensesOverAssets	none	[4]
All Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses(b)	rr_Component3OtherExpensesOverAssets	0.03%	[5]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.58%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	463
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	825
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,847
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(27.02%)
5 Years	rr_AverageAnnualReturnYear05	13.53%
Since Inception	rr_AverageAnnualReturnSinceInception	12.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2016
Needham Aggressive Growth Fund | Institutional Class | Russell 2000® Index
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index*	[7]
1 Year	rr_AverageAnnualReturnYear01	(20.44%)	[7]
5 Years	rr_AverageAnnualReturnYear05	4.13%	[7]
10 Years	rr_AverageAnnualReturnYear10	9.01%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	5.81%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2016	[7]
Needham Aggressive Growth Fund | Institutional Class | Russell 2000® Growth Index
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 2000® Growth Index*	[7]
1 Year	rr_AverageAnnualReturnYear01	(26.36%)	[7]
5 Years	rr_AverageAnnualReturnYear05	3.51%	[7]
10 Years	rr_AverageAnnualReturnYear10	9.20%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	6.40%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2016	[7]
Needham Small Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Needham Small Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Needham Small Cap Growth Fund (the “Small Cap Growth Fund”) seeks long-term, tax-efficient capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Small Cap Growth Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Small Cap Growth Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Small Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Small Cap Growth Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Cap Growth Fund’s performance. During the fiscal year ended December 31, 2022, the Small Cap Growth Fund’s portfolio turnover rate was 109% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	109.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Small Cap Growth Fund incurs from investing in shares of other funds, including money market funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Small Cap Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Small Cap Growth Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions have been reinvested, and that the Small Cap Growth Fund’s operating expenses remain the same (after giving effect to the fee waiver and expense reimbursement arrangement in year one only).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal conditions, the Small Cap Growth Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities (principally, common stock) of domestic issuers listed on a nationally recognized securities exchange that, at the time of investment by the Small Cap Growth Fund, have market capitalizations not exceeding $8 billion (the “80% Policy”). The Small Cap Growth Fund considers domestic issuers of equity securities to be companies located, organized, or with a majority of assets or business in the United States. For purposes of the 80% Policy, the Small Cap Growth Fund may continue to hold securities of an issuer if, after the time of the Small Cap Growth Fund’s investment, the issuer’s market capitalization exceeds $8 billion. Although the Adviser will seek to invest the Small Cap Growth Fund’s assets in accordance with its 80% Policy, during certain periods, which may be prolonged periods of time, market conditions, the availability of attractive investment opportunities that the Adviser believes are appropriate investments for the Small Cap Growth Fund and/or high levels of new investments into the Small Cap Growth Fund can lead to periods of higher cash levels that cause the Small Cap Growth Fund’s investments to be constituted of less than 80% of its net assets in accordance with the 80% Policy. During such periods, the Small Cap Growth Fund may not achieve its investment objective.

The Small Cap Growth Fund invests, in general, in companies with strong growth potential that, for a variety of reasons, including the market’s inefficiencies, are trading at a discount to their underlying value where a catalyst is in place to eliminate that discount. The Small Cap Growth Fund may, but is not required to, invest in stocks from a variety of industries included in the technology, healthcare, energy and industrials, specialty retailing, media/leisure/cable/entertainment and business and consumer services sectors. These are some of the sectors within the economy which the Adviser believes will have significant long-term growth rates and often include the stocks of rapidly growing companies. Although the Small Cap Growth Fund’s investments have typically been most heavily weighted in the information technology and healthcare sectors, the allocation of the Small Cap Growth Fund’s assets among the various sectors may change at any time. The Small Cap Growth Fund may engage in active and frequent trading of portfolio securities.The Small Cap Growth Fund may engage in short sales. The Small Cap Growth Fund may make a profit or loss depending upon whether the market price of the security sold short decreases or increases between the date of the short sale and the date on which the Small Cap Growth Fund replaces the borrowed security.

The Adviser employs certain measures to maximize tax efficiency to the extent consistent with the Small Cap Growth Fund’s investment strategies, including using: (a) the specific identification method to calculate the tax basis for shares of Small Cap Growth Fund portfolio holdings to seek to minimize taxable gains or offset other gains; and (b) net short-term capital gains to offset Small Cap Growth Fund expenses which would otherwise be non-deductible by the Small Cap Growth Fund. During certain periods, market forces may cause the Adviser, seeking to act in the best interests of the Small Cap Growth Fund, to manage the Small Cap Growth Fund in a manner that may not maximize tax efficiency, such as if the Small Cap Growth Fund experiences extreme inflows and outflows from an unusually high volume of purchase and redemption activity, resulting in high portfolio turnover. The Adviser seeks to balance tax efficiency with the overall best interests of the Small Cap Growth Fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Stock Investing and Market Risks. The Small Cap Growth Fund invests primarily in equity securities that fluctuate in value. There is no guarantee that the Small Cap Growth Fund will achieve its investment objective of long-term, tax-efficient capital appreciation. Fund losses may be incurred due to declines in one or more markets in which Fund investments are made. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). In addition, turbulence and reduced liquidity in financial markets may negatively affect many issuers, which could have an adverse effect on your Fund investment. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions or other events could have a significant negative impact on global economic and market conditions. The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, have had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Small Company Investment Risks. Investments in smaller companies may offer greater opportunities for capital appreciation than larger companies, but may also involve certain special risks. These companies may have limited product lines, limited operating histories, markets or financial resources and may be dependent on small or inexperienced management groups. The trading volume of small company securities (which tends to be lower than that of securities of larger companies) may make such securities more difficult to sell than securities of larger companies, and the lack of an efficient market for small company securities may make them difficult to value. Securities of smaller companies also may fluctuate in value more sharply than those of larger companies.

Growth Investing Risks. The Small Cap Growth Fund invests in stocks believed by the Adviser to have the potential for growth, but that may not realize such perceived potential for extended periods of time or may never realize such perceived growth potential. Such stocks may be more volatile than other stocks because they can be more sensitive to investor perceptions of the issuing company’s growth potential.

Focus Risks. Although the Small Cap Growth Fund is classified as “diversified” under the 1940 Act, the Small Cap Growth Fund may invest its assets in a smaller number of issuers than other, more diversified, funds. The Small Cap Growth Fund’s NAV may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Small Cap Growth Fund’s investments consisted of securities issued by a larger number of issuers.

Sector Risks. To the extent that the Small Cap Growth Fund focuses its investments in securities of issuers in a particular market sector, such as technology companies or healthcare companies, the Small Cap Growth Fund will be significantly affected by developments in that sector.

Technology companies generally operate in intensely competitive markets. This level of competition can put pressure on the prices of their products and services which could adversely affect their profitability. Also, because technology development in many areas increases at a rapid rate, these companies often produce products with very short life cycles and face the risk of product obsolescence. Other risks include worldwide competition, changes in consumer preferences, problems with product compatibility, the effects of economic slowdowns, and changes in government regulation.

The value of equity securities of healthcare companies may fluctuate because of changes in the regulatory and competitive environment in which they operate. Many healthcare companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. Failure to obtain regulatory approvals or changes in governmental policies regarding funding or subsidies may also adversely affect the value of the equity securities of healthcare companies. Healthcare companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Furthermore, these companies may be adversely affected by product liability-related lawsuits. The securities of companies in these sectors may experience more price volatility than securities of companies in other sectors.
Short Sales Risks. Short sales present the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Small Cap Growth Fund must purchase the security to return it to the lender. The Small Cap Growth Fund may not be able to close a short position at a favorable price or time and the loss of value on a short sale is potentially unlimited.

Portfolio Turnover Risk. The Small Cap Growth Fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions, and lower the Small Cap Growth Fund’s after-tax performance.

Tax-Efficiency Management Risks. Because the Adviser balances investment considerations and tax-efficiency considerations, the pretax performance of the Small Cap Growth Fund may be lower than the performance of similar funds that are not managed for tax-efficiency. Even though tax-efficient strategies are being used, they may not actually reduce the amount of taxable income and capital gains distributed by the Small Cap Growth Fund to shareholders. For example, at times a high percentage of the Small Cap Growth Fund’s net asset value may consist of unrealized capital gains, which represent a potential future tax liability to shareholders, or during certain periods market forces may cause the Adviser, seeking to act in the best interests of the Small Cap Growth Fund, to manage the Small Cap Growth Fund in a manner that may not maximize tax efficiency.
		Loss of money is a risk of investing in the Small Cap Growth Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Small Cap Growth Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information in the bar chart and table that follow provides some indication of the risks of investing in the Small Cap Growth Fund by showing changes in the performance of the Small Cap Growth Fund’s Retail Class shares from year to year and by showing how the Small Cap Growth Fund’s average annual returns for 1, 5 and 10 years and for the life of the Small Cap Growth Fund compare to those of broad measures of market performance.
The Small Cap Growth Fund’s past performance (before and after taxes) is not necessarily an indication of how the Small Cap Growth Fund will perform in the future. Updated performance information is available on the Small Cap Growth Fund’s website at www.needhamfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table that follow provides some indication of the risks of investing in the Small Cap Growth Fund by showing changes in the performance of the Small Cap Growth Fund’s Retail Class shares from year to year and by showing how the Small Cap Growth Fund’s average annual returns for 1, 5 and 10 years and for the life of the Small Cap Growth Fund compare to those of broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.needhamfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Small Cap Growth Fund’s past performance (before and after taxes) is not necessarily an indication of how the Small Cap Growth Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31 – Retail Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown in the above chart, the highest quarterly return was 36.32% (for the quarter ended December 31, 2020) and the lowest quarterly return was -26.13% (for the quarter ended June 30, 2022).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.13%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2022
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Comparative indices reflect no deductions for fees, expenses, or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not include the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to investors who are tax-exempt.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Retail Class shares. After-tax returns for Institutional Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return after taxes on distributions and redemption of Fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefits from losses on a redemptions of the Fund’s shares at the end of the period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The following table shows the average annual returns of the Small Cap Growth Fund’s shares and the change in value of certain broad-based market indices over various periods ended December 31, 2022. The index information is intended to permit you to compare the Small Cap Growth Fund’s performance to several broad measures of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not include the impact of state and local taxes.
		Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to investors who are tax-exempt. After-tax returns are shown only for Retail Class shares. After-tax returns for Institutional Class shares will vary. Return after taxes on distributions and redemption of Fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefits from losses on a redemptions of the Fund’s shares at the end of the period.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2022. All rights in the Russell 2000® Growth Index (the “Index”) vest in the relevant LSE Group company which owns the Index. The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. Neither the LSE Group nor its licensors accept any liability for any errors or omissions in the Index; no party may rely on the Index returns shown; and the LSE Group makes no claim, prediction, warranty or representation about the Small Cap Growth Fund or the suitability of the Index with respect to the Small Cap Growth Fund. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group is not connected to the Small Cap Growth Fund and does not promote, sponsor or endorse the Small Cap Growth Fund or the content of this prospectus.
Needham Small Cap Growth Fund | Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NESGX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.89%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 191
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	593
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,020
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,211
Annual Return 2013	rr_AnnualReturn2013	27.91%
Annual Return 2014	rr_AnnualReturn2014	0.80%
Annual Return 2015	rr_AnnualReturn2015	(8.96%)
Annual Return 2016	rr_AnnualReturn2016	31.26%
Annual Return 2017	rr_AnnualReturn2017	11.88%
Annual Return 2018	rr_AnnualReturn2018	(5.13%)
Annual Return 2019	rr_AnnualReturn2019	54.45%
Annual Return 2020	rr_AnnualReturn2020	71.35%
Annual Return 2021	rr_AnnualReturn2021	10.98%
Annual Return 2022	rr_AnnualReturn2022	(30.33%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(30.33%)
5 Years	rr_AverageAnnualReturnYear05	14.19%
10 Years	rr_AverageAnnualReturnYear10	12.84%
Since Inception	rr_AverageAnnualReturnSinceInception	11.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 22, 2002
Needham Small Cap Growth Fund | Retail Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(31.07%)
5 Years	rr_AverageAnnualReturnYear05	9.27%
10 Years	rr_AverageAnnualReturnYear10	9.46%
Since Inception	rr_AverageAnnualReturnSinceInception	9.08%
Needham Small Cap Growth Fund | Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Redemption
1 Year	rr_AverageAnnualReturnYear01	(17.55%)
5 Years	rr_AverageAnnualReturnYear05	9.80%
10 Years	rr_AverageAnnualReturnYear10	9.40%
Since Inception	rr_AverageAnnualReturnSinceInception	9.00%
Needham Small Cap Growth Fund | Retail Class | S&P 500® Index
Prospectus [Line Items]	rr_ProspectusLineItems
Inception Date	rr_AverageAnnualReturnInceptionDate	May 22, 2002	[10]
Needham Small Cap Growth Fund | Retail Class | Russell 2000® Growth Index
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 2000® Growth Index*	[10]
1 Year	rr_AverageAnnualReturnYear01	(26.36%)	[10]
5 Years	rr_AverageAnnualReturnYear05	3.51%	[10]
10 Years	rr_AverageAnnualReturnYear10	9.20%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	7.75%	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 22, 2002	[10]
Needham Small Cap Growth Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NESIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.65%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	856
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,918
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(29.82%)
5 Years	rr_AverageAnnualReturnYear05	14.93%
Since Inception	rr_AverageAnnualReturnSinceInception	14.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2016
Needham Small Cap Growth Fund | Institutional Class | S&P 500® Index
Prospectus [Line Items]	rr_ProspectusLineItems
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2016	[10]
Needham Small Cap Growth Fund | Institutional Class | Russell 2000® Growth Index
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 2000® Growth Index*	[10]
1 Year	rr_AverageAnnualReturnYear01	(26.36%)	[10]
5 Years	rr_AverageAnnualReturnYear05	3.51%	[10]
10 Years	rr_AverageAnnualReturnYear10	9.20%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	6.40%	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2016	[10]

[1]	Amounts to less than 0.01%.
[2]	Reflects a contractual agreement by Needham Investment Management LLC (the “Adviser”) to waive its fee and, if necessary, reimburse the Growth Fund until May 1, 2024 to the extent Total Annual Fund Operating Expenses exceed 1.95% and 1.40% of the average daily net assets of Retail Class shares and Institutional Class shares, respectively, of the Growth Fund (the “Expense Cap”). This agreement can only be amended or terminated by agreement of The Needham Funds, Inc. (the “Company”), upon approval of the Company’s Board of Directors and the Adviser, and will terminate automatically in the event of termination of the Investment Advisory Agreement between the Adviser and the Company, on behalf of the Growth Fund. For a period of up to 36 months from the time of any waiver or reimbursement pursuant to this agreement, the Adviser may recoup from the Growth Fund fees waived and expenses reimbursed to the extent that such recovery would not cause the Total Annual Fund Operating Expenses of the Growth Fund to exceed the lesser of the Expense Cap in effect (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment. Any such recovery will not include interest. The Expense Cap limitation on Total Annual Fund Operating Expenses excludes taxes, interest, brokerage, dividends on short positions, fees and expenses of “acquired funds” and extraordinary items but includes the management fee.
[3]	Comparative indices reflect no deductions for fees, expenses, or taxes.
[4]	Amounts to less than 0.01%.
[5]	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Aggressive Growth Fund incurs from investing in shares of other funds, including money market funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses
[6]	Reflects a contractual agreement by Needham Investment Management LLC (the “Adviser”) to waive its fee and, if necessary, reimburse the Aggressive Growth Fund until May 1, 2024 to the extent Total Annual Fund Operating Expenses exceed 1.85% and 1.18% of the average daily net assets of Retail Class shares and Institutional Class shares, respectively, of the Aggressive Growth Fund (the “Expense Cap”). This agreement can only be amended or terminated by agreement of The Needham Funds, Inc. (the “Company”), upon approval of the Company’s Board of Directors and the Adviser, and will terminate automatically in the event of termination of the Investment Advisory Agreement between the Adviser and the Company, on behalf of the Aggressive Growth Fund. For a period of up to 36 months from the time of any waiver or reimbursement pursuant to this agreement, the Adviser may recoup from the Aggressive Growth Fund fees waived and expenses reimbursed to the extent that such recovery would not cause the Total Annual Fund Operating Expenses of the Aggressive Growth Fund to exceed the lesser of the Expense Cap in effect (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment. Any such recovery will not include interest. The Expense Cap limitation on Total Annual Fund Operating Expenses excludes taxes, interest, brokerage, dividends on short positions, AFFE, and extraordinary items but includes the management fee.
[7]	Comparative indices reflect no deductions for fees, expenses, or taxes.
[8]	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Small Cap Growth Fund incurs from investing in shares of other funds, including money market funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[9]	Reflects a contractual agreement by Needham Investment Management LLC {the “Adviser”) to waive its fee and, if necessary, reimburse the Small Cap Growth Fund until May 1, 2024 to the extent Total Annual Fund Operating Expenses exceed 1.85% and 1.18% of the average daily net assets of Retail Class shares and Institutional Class shares, respectively, of the Small Cap Growth Fund (the “Expense Cap”). This agreement can only be amended or terminated by agreement of The Needham Funds, Inc. (the “Company”), upon approval of the Company’s Board of Directors and the Adviser, and will terminate automatically in the event of termination of the Investment Advisory Agreement between the Adviser and the Company, on behalf of the Small Cap Growth Fund. For a period of up to 36 months from the time of any waiver or reimbursement pursuant to this agreement, the Adviser may recoup from the Small Cap Growth Fund fees waived and expenses reimbursed to the extent that such recovery would not cause the Total Annual Fund Operating Expenses of the Small Cap Growth Fund to exceed the lesser of the Expense Cap in effect (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment. Any such recovery will not include interest.The Expense Cap limitation on Total Annual Fund Operating Expenses excludes taxes, interest, brokerage, dividends on short positions, AFFE, and extraordinary items but includes the management fee.
[10]	Comparative indices reflect no deductions for fees, expenses, or taxes.